Significant Accounting Policies - Revenues (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 253,661	$ 143,471
Time charters
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	152,079
Voyage charters
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	99,029
Pool revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 2,553